Leases - Schedule of Future Minimum Lease Payments for Operating Leases under ASC 840 (Details) ¥ in Thousands	Dec. 31, 2018 CNY (¥)
Leases [Abstract]
2019	¥ 16,861
2020	17,208
2021	17,182
2022	4,309
Total	¥ 55,560